Cover	Mar. 26, 2025
Document Information Line Items
Entity Registrant Name	BUKIT JALIL GLOBAL ACQUISITION 1 LTD.
Entity Central Index Key	0001956055
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 26, 2025
Entity Ex Transition Period	false
Entity File Number	001-41729
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	31-1 Taman Miharja Phase 3B
Entity Address Address Line 2	Jalan 3/93
Entity Address Address Line 3	2 ½ Miles, Cheras
Entity Address City Or Town	Kuala Lumpur
Entity Address Postal Zip Code	55200
City Area Code	603
Local Phone Number	91339688
Entity Address Country	MY
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Right [Member]
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one-tenth of one Ordinary Share
Trading Symbol	BUJAR
Security Exchange Name	NASDAQ
Units Consisting Of One Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Units, consisting of one Ordinary Share, $0.0001 par value
Trading Symbol	BUJAU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BUJA
Security Exchange Name	NASDAQ
Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	BUJAW
Security Exchange Name	NASDAQ